Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory

4. Inventory

Inventory consisted of the following (in thousands):

	December 31,	June 30,
	2019	2020
Vehicles	$203,290	$140,111
Parts and accessories	2,456	952

Total inventory	$205,746	$141,063

As of December 31, 2019 and June 30, 2020, “Inventory” includes an adjustment of $6.3 million, and $4.8 million, respectively, to record the balances at the lower of cost or net realizable value.

4. Inventory

Inventory consisted of the following as of December 31, 2018 and 2019:

	December 31,
	2018	2019
	(in thousands)
Vehicles	$115,213	$203,290
Parts and accessories	338	2,456

Total inventory	$115,551	$205,746

As of December 31, 2018 and 2019, “Inventory” includes an adjustment of $3.6 and $6.3 million, respectively, to record the balances at the lower of cost or net realizable value.